Document and Entity Information	3 Months Ended
Jun. 30, 2011
Document and Entity Information Abstract
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Trading Symbol	hnh
Entity Registrant Name	HANDY & HARMAN Ltd.
Entity Central Index Key	0000106618
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	12,647,098